NET FINANCIAL COSTS (INCOME) (Tables)	12 Months Ended
Dec. 31, 2023
NET FINANCIAL COSTS (INCOME)
Schedule of net financial costs (income)

		For the years ended
	December 31, 2023	December 31, 2022
	$	$
Foreign exchange loss (gain)	(1,229)	453
Interest income	(2,698)	(701)
Interest expense on lease liabilities	18	19
Change in fair value - listed shares	(275)	1,700
Change in fair value - embedded derivative and deferred amount amortization	(6,596)	(11,059)
Accretion on borrowings and notes	4,326	816
Interest on borrowings and notes	6,933	895
Net financial costs (income)	479	(7,877)